UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Antipodean Advisors LLC

Address:    499 Park Avenue
            21st Floor
            New York, NY 10022


13F File Number: 028-14220

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin Johnson
Title:  Chief Financial Officer
Phone:  212-339-5202


Signature, Place and Date of Signing:

/s/ Kevin Johnson                  New York, NY           February 14, 2013
-------------------            --------------------     ---------------------
     [Signature]                   [City, State]               [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total: $697,476
                                        (thousands)


List of Other Managers Reporting for this Manager:

No.        Form 13F File Number              Name
---        --------------------              ----
1          028-14222                         Antipodean Domestic Partners, LP


                                                    FORM 13F INFORMATION TABLE


COL 1                          COL 2         COL 3       COL 4        COL 5           COL 6            COL 7        COL 8

                               TITLE                     VALUE     SHRS OR  SH/ PUT/  INVESTMENT       OTHER     VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS      CUSIP       (x1000)   PRN AMT  PRN CALL  DISCRETION       MGRS    SOLE    SHARED  NONE
--------------                 --------      -----       -------   -------  --- ----  ----------       ----    ----    ------  ----
AMERICAN INTL GROUP INC        COM NEW       026874784    46451    1315893  SH        SHARED-DEFINED   1       1315893
B/E AEROSPACE INC              COM           073302101     9880     200000  SH        SHARED-DEFINED   1        200000
CARTER INC                     COM           146229109   117405    2109707  SH        SHARED-DEFINED   1       2109707
CHARTER COMMUNICATIONS INC D   CL A NEW      16117M305      735       9635  SH        SHARED-DEFINED   1          9635
COLFAX CORP                    COM           194014106    38010     942000  SH        SHARED-DEFINED   1        942000
DANAHER CORP DEL               COM           235851102    54950     983000  SH        SHARED-DEFINED   1        983000
DAVITA HEALTHCARE PARTNERS I   COM           23918K108    27246     246500  SH        SHARED-DEFINED   1        246500
EQUINIX INC                    COM NEW       29444U502    79181     384000  SH        SHARED-DEFINED   1        384000
FRANCESCAS HLDGS CORP          COM           351793104     9698     374000  SH        SHARED-DEFINED   1        374000
GRACE W R & CO DEL NEW         COM           38388F108    20169     300000  SH        SHARED-DEFINED   1        300000
INTUITIVE SURGICAL INC         COM NEW       46120E602    19615      40000  SH        SHARED-DEFINED   1         40000
MEDIVATION INC                 COM           58501N101    40790     797300  SH        SHARED-DEFINED   1        797300
NEWS CORP                      CL A          65248E104    35791    1403000  SH        SHARED-DEFINED   1       1403000
RESEARCH IN MOTION LTD         COM           760975102    11752     990100  SH        SHARED-DEFINED   1        990100
SHERWIN WILLIAMS CO            COM           824348106     5845      38000  SH        SHARED-DEFINED   1         38000
SIX FLAGS ENTMT CORP NEW       COM           83001A102    68004    1111181  SH        SHARED-DEFINED   1       1111181
UNIVERSAL DISPLAY CORP         COM           91347P105     5508     215000  SH        SHARED-DEFINED   1        215000
VERISIGN INC                   COM           92343E102    60071    1547436  SH        SHARED-DEFINED   1       1547436
WORKDAY INC                    CL A          98138H101    30696     563230  SH        SHARED-DEFINED   1        563230
HERBALIFE LTD                  COM USD SHS   G4412G101    15679     476000  SH        SHARED-DEFINED   1        476000



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